CUSTOMER DEPOSITS - Effective Interest Rates (Details)	Dec. 31, 2018	Dec. 31, 2017
Colombia, Pesos | Minimum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.04%	0.06%
Colombia, Pesos | Minimum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Colombia, Pesos | Minimum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.05%	0.05%
Colombia, Pesos | Maximum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	4.76%	5.77%
Colombia, Pesos | Maximum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	6.00%	8.55%
Colombia, Pesos | Maximum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	9.05%	9.72%
Foreign currency | Minimum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.25%	0.15%
Foreign currency | Minimum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.05%	0.05%
Foreign currency | Minimum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.05%	0.01%
Foreign currency | Maximum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	5.50%	1.50%
Foreign currency | Maximum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	8.00%	8.00%
Foreign currency | Maximum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	11.45%	10.43%